Document and Entity Information	Jun. 28, 2024
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001820190
Document Type	8-K
Document Period End Date	Jun. 28, 2024
Entity Registrant Name	SCILEX HOLDING COMPANY
Entity Incorporation, State or Country Code	DE
Securities Act File Number	001-39852
Entity Tax Identification Number	92-1062542
Entity Address, Address Line One	960 San Antonio Road
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
City Area Code	(650)
Local Phone Number	516-4310
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Common stock, par value $0.0001 per share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	SCLX
Security Exchange Name	NASDAQ
Warrants to purchase one share of common stock, each at an exercise price of $11.50 per share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share of common stock, each at an exercise price of $11.50 per share
Trading Symbol	SCLXW
Security Exchange Name	NASDAQ